8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Details)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Details
Risk-free interest rate	0.85%	0.24%	1.56%
Expected life of options	4 years 29 days	1 year	1 year
Annualized volatility	102.90%	98.41%	118.49%
Dividends	0.00%	0.00%	0.00%